Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Millions	Jan. 31, 2020 CAD ($)
Alumacraft [member]
Disclosure of detailed information about business combination [line items]
Cash acquired	$ 5.3
Goodwill deductible for tax purpose	2.8
Telwater Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Goodwill deductible for tax purpose	$ 0.0